Share-based payments, Restricted Share Units ('RSUs') (Details)				6 Months Ended
	Dec. 16, 2022 shares	Dec. 15, 2022 shares	Jul. 01, 2022 shares $ / shares	Dec. 31, 2022 shares	Jun. 30, 2022 shares
Share-based payment [Abstract]
Vesting period				3 years 3 months
Remaining vesting period				4 years 3 months
Restricted Share Units [Member]
Share-based payment [Abstract]
Number of share options issued (in shares)					1,953,535
Number of share options granted (in shares)			1,073,706
Percentage of grants vested					50.00%
Percentage of remaining grants vested					50.00%
Percentage of vesting based on continued service					80.00%
Percentage of vesting based on total shareholder return					20.00%
Volume weighted average market price (in dollars per share) | $ / shares			$ 28
Number of trading days				10 days
Number of consecutive trading days				15 days
Daniel Roberts [Member] | Restricted Share Units [Member]
Share-based payment [Abstract]
Number of share options granted (in shares)			229,223	305,630
William Roberts [Member] | Restricted Share Units [Member]
Share-based payment [Abstract]
Number of share options granted (in shares)			229,223	305,630
Michael Alfred [Member] | Restricted Share Units [Member]
Share-based payment [Abstract]
Number of share options vested (in shares)		4,000
Executive Director and Co-CEO [Member] | Daniel Roberts [Member] | Restricted Share Units [Member]
Share-based payment [Abstract]
Number of share options granted (in shares)			534,853
Executive Director and Co-CEO [Member] | William Roberts [Member] | Restricted Share Units [Member]
Share-based payment [Abstract]
Number of share options granted (in shares)			534,853
Non-Executive Director [Member] | Restricted Share Units [Member]
Share-based payment [Abstract]
Number of share options issued (in shares)	104,559
Vesting period				10 days
Non-Executive Director [Member] | Michael Alfred [Member] | Restricted Share Units [Member]
Share-based payment [Abstract]
Number of share options granted (in shares)	34,853		4,000
Non-Executive Director [Member] | Chris Guzowski [Member] | Restricted Share Units [Member]
Share-based payment [Abstract]
Number of share options granted (in shares)	34,853
Non-Executive Director [Member] | David Bartholomew [Member] | Restricted Share Units [Member]
Share-based payment [Abstract]
Number of share options granted (in shares)	34,853
Key Management Personnel [Member] | Restricted Share Units [Member]
Share-based payment [Abstract]
Number of share options issued (in shares)					325,415
Percentage of grants vested					50.00%
Vesting period				3 years
Percentage of remaining grants vested					50.00%
Remaining vesting period				4 years
Percentage of vesting based on continued service					80.00%
Percentage of vesting based on total shareholder return					20.00%
President [Member] | Lindsay Ward [Member] | Restricted Share Units [Member]
Share-based payment [Abstract]
Number of share options granted (in shares)			160,858
Chief Operating Officer [Member] | David Shaw [Member] | Restricted Share Units [Member]
Share-based payment [Abstract]
Number of share options granted (in shares)			84,450
Chief Financial Officer [Member] | Belinda Nucifora [Member] | Restricted Share Units [Member]
Share-based payment [Abstract]
Number of share options granted (in shares)			80,107
Other Executives and Employees [Member] | Restricted Share Units [Member]
Share-based payment [Abstract]
Number of share options granted (in shares)			554,414